Consolidated Statements of Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
REVENUES (note 8)	$ 222,412	$ 224,158	$ 434,524	$ 451,506
OPERATING EXPENSES
Voyage expenses	23,273	33,697	46,221	63,214
Vessel operating expenses (note 8)	86,519	76,398	163,843	153,258
Time-charter hire expense	14,093	12,969	28,870	26,586
Depreciation and amortization	50,265	48,387	94,775	96,391
General and administrative (notes 8, 9, and 14)	10,417	8,706	20,807	17,630
Write-down of vessel (note 15)		1,048		1,048
Restructuring charge (note 7)	1,395		2,054
Total operating expenses	185,962	181,205	356,570	358,127
Income from vessel operations	36,450	42,953	77,954	93,379
OTHER ITEMS
Interest expense (notes 6 and 8)	(16,035)	(12,267)	(27,663)	(24,782)
Interest income (note 8)	1,465	138	1,660	350
Realized and unrealized gains (losses) on non-designated derivative instruments (note 9)	33,901	(60,317)	32,824	(44,078)
Equity income	1,598		1,598
Foreign currency exchange gain (loss) (note 9)	3,555	888	(83)	(1,872)
Loss on bond repurchase (note 6)			(1,759)
Other income (expense) - net	260	(119)	574	1,278
Total other items	24,744	(71,677)	7,151	(69,104)
Income (loss) from continuing operations before income tax (expense) recovery	61,194	(28,724)	85,105	24,275
Income tax (expense) recovery (note 10)	(456)	1,946	(222)	461
Net income (loss) from continuing operations	60,738	(26,778)	84,883	24,736
Net (loss) income from discontinued operations (notes 8 and 15)	(2,134)	15,149	(4,309)	18,238
Net income (loss)	58,604	(11,629)	80,574	42,974
Non-controlling interests in net income (loss) from continuing operations	3,274	499	5,051	2,468
Non-controlling interests in net income (loss)	3,274	499	5,051	2,468
Dropdown Predecessor's interest in net income (loss) (note 2)	(2,225)		(2,225)
General Partner's interest in net income (loss) from continuing operations	3,980	4,067	7,383	6,943
General Partner's interest in net (loss) income from discontinued operations	(147)	(2,259)	(477)	(2,080)
General Partner's interest in net income (loss)	3,833	1,808	6,906	4,863
Limited partners' interest in net income (loss) from continuing operations	53,896	(31,344)	72,861	15,325
Limited partners' interest in net income (loss) from continuing operations per common unit - basic (note 13)	$ 0.65	$ (0.44)	$ 0.89	$ 0.22
Limited partners' interest in net income (loss) from continuing operations per common unit - diluted (note 13)	$ 0.65	$ (0.44)	$ 0.89	$ 0.22
Limited partners' interest in net (loss) income from discontinued operations	(1,987)	17,408	(3,832)	20,318
Limited partners' interest in net (loss) income from discontinued operations per common unit - basic (note 13)	$ (0.02)	$ 0.25	$ (0.05)	$ 0.29
Limited partners' interest in net (loss) income from discontinued operations per common unit - diluted (note 13)	$ (0.02)	$ 0.25	$ (0.05)	$ 0.29
Limited partners' interest in net income (loss)	$ 51,909	$ (13,936)	$ 69,029	$ 35,643
Limited partners' interest in net income (loss) per common unit - basic (note 13)	$ 0.63	$ (0.20)	$ 0.85	$ 0.50
Limited partners' interest in net income (loss) per common unit - diluted (note 13)	$ 0.63	$ (0.20)	$ 0.85	$ 0.50
Weighted-average number of common units - basic	82,726,359	70,626,554	81,423,123	70,626,554
Weighted-average number of common units - diluted	82,742,751	70,626,554	81,432,027	70,626,554
Cash distributions declared per unit	$ 0.5253	$ 0.5125	$ 1.0506	$ 1.0125